Schedule of Intangible Assets and Goodwill (Details) (USD $)	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Gross	$ 350,519	$ 343,045
Finite-Lived Intangible Assets, Accumulated Amortization	192,915	187,500
Finite-Lived Intangible Assets, Net	157,604	155,545	94,619
Patent [Member]
Finite-Lived Patents, Gross	169,974	158,367
Finite-Lived Intangible Assets, Accumulated Amortization	77,978	72,885
Finite-Lived Intangible Assets, Net	91,996	85,482	77,961
Trademarks [Member]
Finite-Lived Trademarks, Gross	118,633	121,968
Finite-Lived Intangible Assets, Accumulated Amortization	91,556	93,903
Finite-Lived Intangible Assets, Net	27,077	28,065	7,639
License Fee [Member]
Finite-Lived License Agreements, Gross	61,912	62,710
Finite-Lived Intangible Assets, Accumulated Amortization	23,381	20,712
Finite-Lived Intangible Assets, Net	$ 38,531	$ 41,998	$ 9,019